Liquidity (Details) (USD $)	Oct. 31, 2014	Jul. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Liquidity [Abstract]
Accumulated deficit	$ 83,155,000	$ 81,221,000		$ 70,171,000
Cash and cash equivalents	5,331,000	86,000	1,068,000	32,000	877,000
Liabilities, Current	875,000	1,829,000		2,153,000
Long term debt	$ 0	$ 0